Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 238,266	$ 150,001
Short-term bank deposits	72,440	89,814
Restricted short-term bank deposits	15,780	16,080
Marketable securities	7,835	2,901
Accounts receivable and other:
Trade, net	111,130	120,832
Other receivables and prepaid expenses	98,501	94,344
Inventories	109,638	107,378
Long-term assets held for sale, net	71	81
TOTAL CURRENT ASSETS	653,661	581,431
LONG-TERM RECEIVABLES AND OTHER ASSETS	19,972	23,131
PROPERTY, PLANT AND EQUIPMENT, NET	150,750	152,532
GOODWILL	7,284	7,277
INTANGIBLE ASSETS AND DEFERRED COSTS, NET	18,308	19,172
DEFERRED INCOME TAXES	6,449	12,302
TOTAL ASSETS	856,424	795,845
CURRENT LIABILITIES:
Current maturities of long-term debt	10,957	17,073
Accounts payable:
Trade payables	22,977	23,321
Other current liabilities	164,965	149,989
TOTAL CURRENT LIABILITIES	198,899	190,383
LONG-TERM LIABILITIES:
Long-term debt, net of current maturities	27,949	27,614
Deferred income taxes	2,205	1,851
Other long-term liabilities	4,413	4,934
TOTAL LONG-TERM LIABILITIES	34,567	34,399
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	233,466	224,782
Taro shareholders' equity:
Ordinary shares of NIS 0.0001 par value: Authorized at March 31, 2012 and December 31, 2011: 200,000,000 shares; Issued at March 31, 2012 and December 31, 2011: 44,800,007 and 44,799,507 shares, respectively; Outstanding at March 31, 2012 and December 31, 2011: 44,476,532 and 44,476,032 shares, respectively	679	679
Founders' shares of NIS 0.00001 par value: Authorized, issued and outstanding at March 31, 2012 and December 31, 2011: 2,600 shares	1	1
Additional paid-in capital	253,584	253,577
Accumulated other comprehensive income	23,034	18,549
Treasury stock: 323,475 shares at March 31, 2012 and December 31, 2011	(1,329)	(1,329)
Accumulated earnings	343,039	295,787
Taro shareholders' equity	619,008	567,264
Non-controlling interest	3,950	3,799
TOTAL SHAREHOLDERS' EQUITY	622,958	571,063
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 856,424	$ 795,845